CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Schedule of Detailed Information About Cash and Cash Equivalents	Cash and cash equivalents at the end of each reporting period as disclosed in the consolidated statement of cash flows can be reconciled to the related items in the consolidated statement of financial position as follows:

	2024	2023	2022
Cash and banks (Note 22)	7,974,897	10,940,003	4,506,901
Short-term investments (Note 16)	578,466	3,724,558	28,795,604
Cash and cash equivalents	8,553,363	14,664,561	33,302,505